Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS

NOTE 20. COMMITMENTS

(a) Non-cancellable operating leases

As of December 31, 2025 and 2024 the Group had no operating leases.

(b) Capital commitments

As of December 31, 2025 and 2024 the Group had no capital commitment.